Leases	6 Months Ended
Sep. 30, 2019
Leases [Abstract]
Leases

8. Leases:

Nomura as lessor

Nomura leases office buildings and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases as of March 31, 2019 and September 30, 2019.

	Millions of yen
	March 31, 2019			September 30, 2019
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥2,771	¥(1,498)	¥1,273	¥3,045	¥(1,774)	¥1,271
Aircraft	55,130	(310)	54,820	20,965	(447)	20,518

Total	¥57,901	¥(1,808)	¥56,093	¥24,010	¥(2,221)	¥21,789

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Nomura recognized rental income of ¥1,285 million and ¥566 million for the six and three months ended September 30, 2018, respectively, and ¥1,735 million and ¥713 million for the six and three months ended September 30, 2019, respectively. These are included in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on non-cancellable operating leases as of September 30, 2019 were ¥19,077 million and these future minimum lease payments to be received are scheduled as below:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥19,077	¥1,697	¥1,697	¥1,691	¥1,632	¥1,632	¥10,728

Nomura as lessee

Nomura enters into leases of office space, residential facilities for employees, motor vehicles, equipment and technology assets in the ordinary course of business in both Japan and overseas as lessee primarily under leases classified as operating leases under ASC 842 “Leases.” The amount of Right-of-use (“ROU”) asset for operating leases as of September 30, 2019 was ¥173,206 million and the amount of finance lease asset as of September 30, 2019 was not significant. ROU assets are reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets.

The following table presents income and expense amounts recognized through the consolidated statements of income for leases where Nomura is acting as lessee for the six and three months ended September 30, 2019.

	Millions of yen	Millions of yen
	Three months ended September 30, 2019(1)	Six months ended September 30, 2019(1)
Lease expense:
Operating lease cost	¥11,944	¥23,889

Other income and expenses:
Gross sublease income(2)	¥1,306	¥2,717

(1)

Finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions for the six and three months ended September 30, 2019 were not significant.

(2)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.

Lease cash flow information

Lease payments made in cash in connection with operating leases are classified as an operating activity in the statement of cash flows.

The following table presents cash payments made by Nomura as lessee which meet the definition of lease payments and therefore have been included in the measurement of operating and finance lease liabilities for the six months ended September 30, 2019.

Millions of yen
Six months ended September 30, 2019
Operating cash flow for operating leases	¥24,123

The initial recognition of a ROU asset and lease liability on lease commencement date represents a noncash transaction. The following table presents the total amount of ROU assets and lease liabilities recognized for the six months ended September 30, 2019.

Millions of yen
Six months ended September 30, 2019
ROU assets recognized in connection with new operating leases	¥11,236

Maturity analysis of operating lease liabilities

The following table presents an analysis of future undiscounted lease payments to be made in connection with finance and operating leases entered into by Nomura as lessee by relevant reporting period in which the payment will be made during the remaining lease term and a reconciliation of total such lease payments to the discounted carrying value of lease liabilities recognized in the consolidated balance sheets as of September 30, 2019.

Millions of yen
September 30, 2019
Operating lease
Years of payment
Less than 1 year	¥42,442
1 to 2 years	30,725
2 to 3 years	23,584
3 to 4 years	22,152
4 to 5 years	20,630
More than 5 years	79,939

Total undiscounted lease payments	¥219,472
Less: Impact of discounting	(24,519)

Lease liabilities as reported in the consolidated balance sheets	¥194,953

The following table presents the weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term as of September 30, 2019.

September 30, 2019
Operating lease
Weighted-average discount rate used to measure lease liabilities	2.2%
Weighted-average remaining lease term	8.3 years